Note 14 - Retirement and Pension Plans (Details) - Summary of Funded Status of the Plan - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Funded Status of the Plan [Abstract]
Accumulated benefit obligation	$ (672)	$ (653)
Project benefit obligation	(838)	(838)	$ (933)	$ (1,220)
Plan assets at fair value	566	545	$ 542	$ 512
Funded status of the plan	$ (272)	$ (293)